Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition

Disaggregation of Revenue

Revenue is disaggregated by source of revenue as follows (in thousands):

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from July 1, 2019 through August 31,	Three Months Ended September 30,
	2019	2019	2018
Alarm monitoring revenue	$33,594	$78,608	125,004
Product and installation revenue	2,224	4,993	11,360
Other revenue	471	988	792
Total Net revenue	$36,289	$84,589	137,156

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,	Nine Months Ended September 30,
	2019	2019	2018
Alarm monitoring revenue	$33,594	$319,172	374,689
Product and installation revenue	2,224	19,111	28,984
Other revenue	471	4,003	2,249
Total Net revenue	$36,289	$342,286	405,922

Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Trade receivables, net	$12,105	13,121
Contract assets, net - current portion (a)	10,952	13,452
Contract assets, net - long-term portion (b)	12,600	16,154
Deferred revenue	13,309	13,060

(a)        Amount is included in Prepaid and other current assets in the unaudited condensed consolidated balance sheets.
(b)        Amount is included in Other assets in the unaudited condensed consolidated balance sheets.

Revenue Recognition

Topic 606 amends and supersedes FASB Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition ("Topic 605"). The core principle of Topic 606 is that revenue will be recognized when the transfer of promised goods or services to customers is made in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Accounting Policy for Periods Commencing January 1, 2018

The Company offers its subscribers professional alarm monitoring services, as well as interactive and home automation services, through equipment at the subscriber's site that communicates with the Company’s alarm monitoring station and interfaces with other equipment at the site and third party technology companies for interactive and home automation services. These services are typically provided under alarm monitoring agreements (“AMAs”) between the Company and the subscriber. The equipment at the site is either obtained independently from the Company’s network of third party Authorized Dealers or directly from the Company, via our Direct to Consumer Channel. The Company also offers equipment sales and installation services and, to our existing subscribers, maintenance services on existing alarm equipment. Additionally, the Company collects fees for contract monitoring, which are services provided to other security alarm companies for monitoring their accounts on a wholesale basis and other fees from subscribers for late fee or insufficient fund charges.

Revenue under subscriber AMAs is allocated to alarm monitoring revenue and, if applicable, product and installation revenue based on the stand alone selling prices (“SSP”) of each performance obligation as a percentage of the total SSP of all performance obligations. Allocated alarm monitoring revenue is recognized as the monthly service is provided. Allocated product and installation revenue is recognized when the product sale is complete or shipped and the installation service is provided, typically at inception of the AMA. Product and installation revenue is not applicable to AMA's acquired from Authorized Dealers in their initial term. Any cash not received from the subscriber at the time of product sale and installation is recognized as a contract asset at inception of the AMA and is subsequently amortized over the subscriber contract term as a reduction of the amounts billed for professional alarm monitoring, interactive and home automation services. If a subscriber cancels the AMA within the negotiated term, any existing contract asset is determined to be impaired and is immediately expensed in full to Selling, general and administrative expense on the condensed consolidated statement of operations.

Maintenance services are billed and recognized as revenue when the services are completed in the home and agreed to by the subscriber under the subscriber AMA. Contract monitoring fees are recognized as alarm monitoring revenue as the monitoring service is provided. Other fees are recognized as other revenue when billed to the subscriber which coincides with the timing of when the services are provided.

Disaggregation of Revenue

Revenue is disaggregated by source of revenue as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Alarm monitoring revenue	$498,236	537,399	552,590
Product and installation revenue	38,455	12,308	13,264
Other revenue	3,667	3,748	4,518
Total Net revenue	$540,358	553,455	570,372

Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	December 31, 2018	At adoption
Trade receivables, net	$13,121	12,645
Contract assets, net - current portion (a)	13,452	14,197
Contract assets, net - long-term portion (b)	16,154	10,377
Deferred revenue	13,060	12,892

(a)        Amount is included in Prepaid and other current assets in the consolidated balance sheets.
(b)        Amount is included in Other assets in the consolidated balance sheets.

Changes in Accounting Policies

The Company adopted Topic 606, effective January 1, 2018, using the modified retrospective transition method. Under the modified retrospective transition method, the Company evaluated active AMAs on the adoption date as if each AMA had been accounted for under Topic 606 from its inception. Some revenue related to AMAs originated through our Direct to Consumer Channel or through extensions that would have been recognized in future periods under Topic 605 were recast under Topic 606 as if revenue had been accelerated and recognized in prior periods, as it was allocated to product and installation performance obligations. A contract asset was recorded as of the adoption date for any cash that has yet to be collected on the accelerated revenue. As this transition method requires that the Company not adjust historical reported revenue amounts, the accelerated revenue that would have been recognized under this method prior to the adoption date was recorded as an adjustment to opening retained earnings and, thus, will not be recognized as revenue in future periods as previously required under Topic 605. Therefore, the comparative information has not been adjusted and continues to be reported under Topic 605.

Under Topic 605, revenue provided under the AMA was recognized as the services were provided, based on the recurring monthly revenue amount billed for each month under contract. Product, installation and service revenue generally was recognized as billed and incurred. Under Topic 606, the Company concluded that certain product and installation services sold or provided to our customers at AMA inception are capable of being distinct and are distinct within the context of the contract. As such, when the Company initiates an AMA with a customer directly and provides equipment and installation services, each component is considered a performance obligation that must have revenue allocated accordingly. The allocation is based on the SSP of each performance obligation as a percentage of the total SSP of all performance obligations multiplied by the total consideration, or cash, expected to be received over the contract term. These AMAs may relate to new customers originated by the Company through our Direct to Consumer Channel or existing customers who agree to new contract terms through customer service offerings. For AMAs with multiple performance obligations, management notes that a certain amount of the revenue billed on a recurring monthly basis is recognized earlier under Topic 606 than it was recognized under Topic 605, as a portion of that revenue is allocated to the equipment sale and installation, which is satisfied upon delivery of the product and performance of the installation services at AMA inception.

Revenue on AMAs originated through the Authorized Dealer program are not impacted by Topic 606 in their initial term, as the customer contracts for the equipment sale and installation separately with the Authorized Dealer prior to the Company purchasing the AMA from the Authorized Dealer. Revenue on these customers is recognized as the service is provided based on the recurring monthly revenue amount billed for each month of the AMA. Maintenance service revenue for repair of existing alarm equipment at the subscribers' premises will continue to be billed and recognized based on their SSP at the time the Company performs the services.

Topic 606 also requires the deferral of incremental costs of obtaining a contract with a customer. Certain direct and incremental costs were capitalized under Topic 605, including on new AMAs obtained in connection with Moves Costs. Under Topic 606, Moves Costs are expensed as incurred to accompany the allocated revenue recognized upon product and installation performance obligations recognized at the AMA inception. There are no other significant changes in contract costs that are capitalized or the period over which they are expensed.

Impacts on Consolidated Financial Statements

The significant effects of adopting Topic 606 are changes to Prepaid and other current assets, Subscriber accounts, net, Other assets, net, Net revenue, Cost of services, Selling, general and administrative and Amortization of subscriber accounts for the period beginning January 1, 2018 for AMAs initiated by the Company with the customer directly with multiple performance obligations, as a portion of that revenue is allocated to the equipment sale and installation, which is satisfied upon delivery of the product and performance of the installation services at AMA inception.

The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements as of and for the year ended December 31, 2018 (in thousands):

i. Consolidated balance sheets

	Impact of changes in accounting policies
	As reported December 31, 2018	Adjustments	Balances without adoption of Topic 606
Assets
Current assets:
Cash and cash equivalents	$2,188	—	2,188
Restricted cash	189	—	189
Trade receivables, net of allowance for doubtful accounts	13,121	—	13,121
Prepaid and other current assets	28,178	(13,452)	14,726
Total current assets	43,676	(13,452)	30,224
Property and equipment, net of accumulated depreciation	36,539	—	36,539
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization	1,195,463	45,970	1,241,433
Deferred income tax asset, net	783	—	783
Other assets, net	29,307	(16,154)	13,153
Total assets	$1,305,768	16,364	1,322,132
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$12,099	—	12,099
Other accrued liabilities	31,085	—	31,085
Deferred revenue	13,060	1,347	14,407
Holdback liability	11,513	—	11,513
Current portion of long-term debt	1,816,450	—	1,816,450
Total current liabilities	1,884,207	1,347	1,885,554
Non-current liabilities:
Long-term debt	—	—	—
Long-term holdback liability	1,770	—	1,770
Derivative financial instruments	6,039	—	6,039
Other liabilities	2,727	—	2,727
Total liabilities	1,894,743	1,347	1,896,090
Commitments and contingencies
Stockholders’ (deficit) equity:
Common stock	—	—	—
Additional paid-in capital	439,711	—	439,711
Accumulated deficit	(1,036,294)	15,017	(1,021,277)
Accumulated other comprehensive income, net	7,608	—	7,608
Total stockholders’ (deficit) equity	(588,975)	15,017	(573,958)
Total liabilities and stockholders’ (deficit) equity	$1,305,768	16,364	1,322,132

ii. Consolidated statements of operations and comprehensive income (loss)

	Impact of changes in accounting policies
	As reported year ended December 31, 2018	Adjustments	Balances without adoption of Topic 606
Net revenue	$540,358	(8,149)	532,209
Operating expenses:
Cost of services	128,939	(6,263)	122,676
Selling, general and administrative, including stock-based and long-term incentive compensation	118,940	(1,670)	117,270
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	211,639	7,487	219,126
Depreciation	11,434	—	11,434
Loss on goodwill impairment	563,549	—	563,549
	1,034,501	(446)	1,034,055
Operating loss	(494,143)	(7,703)	(501,846)
Other expense, net:
Interest expense	180,770	—	180,770
Unrealized loss on derivative financial instruments	3,151	—	3,151
Refinancing expense	12,238	—	12,238
	196,159	—	196,159
Loss before income taxes	(690,302)	(7,703)	(698,005)
Income tax expense	(11,552)	—	(11,552)
Net loss	(678,750)	(7,703)	(686,453)
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net	14,378	—	14,378
Total other comprehensive income, net of tax	14,378	—	14,378
Comprehensive loss	$(664,372)	(7,703)	(672,075)

iii. Consolidated statements of cash flows

	Impact of changes in accounting policies
	As reported year ended December 31, 2018	Adjustments	Balances without adoption of Topic 606
Cash flows from operating activities:
Net loss	$(678,750)	(7,703)	(686,453)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	211,639	7,487	219,126
Depreciation	11,434	—	11,434
Stock-based and long-term incentive compensation	310	—	310
Deferred income tax expense	(14,087)	—	(14,087)
Non-cash legal settlement reserve (related insurance recovery)	(2,750)	—	(2,750)
Amortization of debt discount and deferred debt costs	33,452	—	33,452
Refinancing expense	12,238	—	12,238
Unrealized loss on derivative financial instruments	3,151	—	3,151
Bad debt expense	12,300	—	12,300
Goodwill impairment	563,549	—	563,549
Other non-cash activity, net	24	—	24
Changes in assets and liabilities:
Trade receivables	(12,776)	—	(12,776)
Prepaid expenses and other assets	(11,046)	6,379	(4,667)
Subscriber accounts - deferred contract acquisition costs	(5,418)	89	(5,329)
Payables and other liabilities	(18,767)	(581)	(19,348)
Net cash provided by operating activities	104,503	5,671	110,174
Cash flows from investing activities:
Capital expenditures	(14,903)	—	(14,903)
Cost of subscriber accounts acquired	(140,450)	(5,671)	(146,121)
Net cash used in investing activities	(155,353)	(5,671)	(161,024)
Cash flows from financing activities:
Proceeds from long-term debt	248,800	—	248,800
Payments on long-term debt	(184,100)	—	(184,100)
Payments of financing costs	(9,682)	—	(9,682)
Value of shares withheld for share-based compensation	(93)	—	(93)
Dividend to Ascent Capital	(5,000)	—	(5,000)
Net cash provided by financing activities	49,925	—	49,925
Net decrease in cash, cash equivalents and restricted cash	(925)	—	(925)
Cash, cash equivalents and restricted cash at beginning of period	3,302	—	3,302
Cash, cash equivalents and restricted cash at end of period	$2,377	—	2,377